Related Party Transactions - Balance Related to Related Parties (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025	Mar. 30, 2024
Expenses incurred:
Management fees to related parties	$ 25	$ 17	$ 41
Expense reimbursement to a related party	19	26	25
Compensation paid to a related party	400	374	366
Fees charged to RMBG in exchange for retail support and administrative services	(515)	(521)	(613)
Fees on Support Letters	100	0	0
Fees payable on Support Letters	100	0	0
Mangrove Loan [Member]
Expenses incurred:
Interest expense on cash advance received from controlling shareholder	653	0	0
Interest payable on cash advance received from controlling shareholder	425	0	0
Related Party [Member]
Expenses incurred:
Accounts payable to related parties	199	39	117
4Clover 2020 LLP [Member]
Expenses incurred:
Consultant fees to a related party	83	0	0
Montel S.a.r.l [Member]
Expenses incurred:
Interest expense on cash advance received from controlling shareholder	253	229	226
Interest payable on cash advance received from controlling shareholder	252	19	18
Carlo Coda Nunziante [Member]
Expenses incurred:
Consultant fees to a related party	0	55	217
FWI LLC [Member]
Expenses incurred:
Receivable from joint venture	$ 28	$ 161	$ 214